Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Jan. 01, 2023	[1]	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 85,543	$ 122,293	[1]	$ 194,471	$ 194,471		$ 510,607
Foreign exchange gain (loss)	2,147	$ 19,579		$ 3,433
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	85,543
Receivables from purchasers for lithium carbonate	17,436
Current liabilities excluding equity-settleable convertible notes	31,835
Undrawn loan facility	$ 75,000

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.